UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2017

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.3%
Education - 9.3%
California School Finance Authority, School Facilities Revenue:
KIPP LA Project	5.000%	7/1/35	$1,200,000	$1,359,864	(a)
KIPP LA Project	5.000%	7/1/37	590,000	679,397	(a)
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts & Project	5.000%	11/1/29	1,340,000	1,582,661
Academy of Motion Picture Arts & Project	5.000%	11/1/30	1,100,000	1,295,701
Academy of Motion Picture Arts & Project	5.000%	11/1/34	750,000	873,960
Academy of Motion Picture Arts & Project	5.000%	11/1/35	2,000,000	2,324,300
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	2,130,000	2,206,488
California State University Revenue:
Systemwide	5.000%	11/1/34	2,000,000	2,430,220
Systemwide	5.000%	11/1/35	1,100,000	1,331,374	(b)
University of California, CA, Revenue	5.000%	5/15/35	3,000,000	3,561,930
University of California, CA, Revenue, Ltd. Project	5.000%	5/15/26	2,500,000	2,925,850

Total Education				20,571,745

Health Care - 9.3%
ABAG, CA, Finance Authority for Nonprofit Corp. Revenue, Sharp Healthcare	6.000%	8/1/24	1,545,000	1,695,468
ABAG, CA, Finance Authority for Nonprofit Corp., Insured Senior Living Revenue:
Odd Fellows Home of California, CMI	5.000%	4/1/21	1,000,000	1,132,380
Odd Fellows Home of California, CMI	5.000%	4/1/23	1,000,000	1,187,510
Odd Fellows Home of California, CMI	5.000%	4/1/24	1,000,000	1,184,570
California State Health Facilities Financing Authority Revenue, Kaiser Permanente	4.000%	11/1/38	2,100,000	2,250,234
California Statewide CDA Revenue:
899 Charleston Project	5.000%	11/1/24	1,000,000	1,116,930
John Muir Health	5.000%	7/1/29	5,000,000	5,339,000
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	6,235,000	6,692,711

Total Health Care				20,598,803

Housing - 2.8%
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC	5.000%	5/15/26	1,000,000	1,230,160
CHF Irvine LLC	5.000%	5/15/27	1,000,000	1,212,450
CHF Irvine LLC	5.000%	5/15/28	1,220,000	1,464,293
CHF Irvine LLC	5.000%	5/15/29	1,250,000	1,489,500
Provident Group-Pomona Properties LLC	5.600%	1/15/36	645,000	703,056

Total Housing				6,099,459

Industrial Revenue - 6.9%
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	3,000,000	3,516,630
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,020,000	6,459,234
Southern California Public Power Authority:
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/24	2,435,000	2,909,752
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,416,480

Total Industrial Revenue				15,302,096

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 6.1%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/25	$1,910,000	$2,319,599
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/27	1,250,000	1,509,288
California State Public Works Board, Lease Revenue, Various Capital Project	5.250%	10/1/24	3,000,000	3,481,110
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Project	5.000%	10/15/31	2,015,000	2,374,496
Capital Improvement Project	5.000%	10/15/32	1,145,000	1,342,879
Capital Improvement Project	5.000%	10/15/34	1,000,000	1,161,720
Capital Improvement Project	5.000%	10/15/35	1,040,000	1,204,091

Total Leasing				13,393,183

Other - 1.7%
California State MFA Revenue, Goodwill Industries Sacramento Valley & Northern Nevada Project	5.750%	1/1/22	765,000	806,669	(a)
Lee Lake, CA, Public Financing Authority Revenue:
Junior Lien	5.000%	9/1/25	305,000	341,030
Senior Lien	5.000%	9/1/22	1,000,000	1,152,980
Long Beach, CA, Marina Revenue	5.000%	5/15/28	850,000	976,021
Long Beach, CA, Marina Revenue	5.000%	5/15/31	445,000	501,800

Total Other				3,778,500

Power - 16.7%
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/19	800,000	859,960
Carson Ice Generation Project	5.250%	7/1/20	1,000,000	1,118,140
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/35	2,900,000	3,519,266
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/36	1,000,000	1,210,630
Los Angeles, CA, Department of Water & Power Revenue, Power System	5.000%	7/1/38	2,000,000	2,391,260
M-S-R Public Power Agency, San Juan Project Revenue, AGM	5.000%	7/1/22	3,000,000	3,104,430
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	5,000,000	5,691,100
Northern, CA, Power Agency Revenue:
Hydroelectric Project Number One	5.000%	7/1/22	2,250,000	2,410,987
Hydroelectric Project Number One	5.000%	7/1/23	5,000,000	5,353,050
Hydroelectric Project Number One, AGC	5.000%	7/1/24	2,000,000	2,062,920
Lodi Energy Center	5.000%	6/1/25	4,000,000	4,373,840
Turlock, CA, Irrigation District Revenue	5.000%	1/1/24	4,435,000	4,848,165

Total Power				36,943,748

Pre-Refunded/Escrowed to Maturity - 13.6%
Alameda County, CA, Joint Powers Authority Lease Revenue, AGM	5.000%	12/1/23	3,000,000	3,030,210	(c)
California Health Facilities Financing Authority Revenue, Providence Health & Services System	6.250%	10/1/24	1,500,000	1,588,035	(c)
California State MFA Revenue, Biola University	5.625%	10/1/23	2,000,000	2,102,980	(c)
California Statewide CDA Revenue:
Lodi Memorial Hospital, CMI	5.000%	12/1/22	3,000,000	3,030,210	(c)
Methodist Hospital Project, FHA	6.250%	8/1/24	4,175,000	4,549,957	(c)
El Dorado, CA, Irrigation District, COP, AGC	5.375%	8/1/24	1,090,000	1,182,890	(c)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue	5.000%	9/1/21	$3,400,000	$3,540,998	(c)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/20	5,000,000	5,354,750	(c)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose	5.000%	5/1/24	2,420,000	2,678,819	(c)
Turlock, CA, Irrigation District Revenue	5.000%	1/1/24	2,635,000	2,888,144	(c)

Total Pre-Refunded/Escrowed to Maturity				29,946,993

Special Tax Obligation - 5.3%
Irvine, CA, Improvement Bond Act 1915, Ltd. Obligation Reassessment District No. 12-1	5.000%	9/2/24	600,000	683,532
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area, AGM	5.000%	9/1/26	1,850,000	2,214,173
Rancho Redevelopment Project Area, AGM	5.000%	9/1/27	1,700,000	2,022,439
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.000%	9/1/27	485,000	515,390
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	2,500,000	1,956,250
Matching Fund Loan Notes	5.000%	10/1/18	4,500,000	4,266,450

Total Special Tax Obligation				11,658,234

State General Obligation - 7.2%
California State, GO:
Bid Group C	5.000%	8/1/33	4,000,000	4,797,160
Various Purpose	5.000%	9/1/22	2,000,000	2,355,080
Various Purpose	5.000%	9/1/23	3,000,000	3,550,140
Various Purpose	5.000%	9/1/25	1,000,000	1,040,870
Various Purpose	5.000%	9/1/26	2,000,000	2,081,540
Various Purpose	4.000%	11/1/37	2,000,000	2,168,160	(d)

Total State General Obligation				15,992,950

Transportation - 7.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	2,700,000	3,128,274
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 0.900%)	1.680%	5/1/23	3,000,000	3,029,430	(e)(f)
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.100%)	1.880%	4/1/24	1,000,000	1,019,730	(e)(f)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/21	2,575,000	2,788,880
Sacramento County, CA, Airport System Revenue	5.000%	7/1/25	1,000,000	1,104,140
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	2,000,000	2,159,440
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose	5.000%	5/1/24	3,245,000	3,581,214

Total Transportation				16,811,108

Water & Sewer - 10.8%
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,000,000	3,004,800	(a)
Fillmore CA, Wastewater Revenue:
AGM	5.000%	5/1/36	1,730,000	2,029,134
AGM	5.000%	5/1/37	1,040,000	1,216,966
San Diego, CA, Water Authority Revenue	5.000%	5/1/28	4,845,000	5,898,400
Stockton, CA, Public Financing Authority, Wastewater Revenue:
BAM	5.000%	9/1/24	1,000,000	1,219,450
BAM	5.000%	9/1/25	1,250,000	1,515,138

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
BAM	5.000%	9/1/26	$1,375,000	$1,656,628
BAM	5.000%	9/1/27	1,000,000	1,197,570
BAM	5.000%	9/1/28	1,500,000	1,785,570
BAM	5.000%	9/1/29	1,000,000	1,183,240
Tulare, CA, Sewer Revenue:
AGM	5.000%	11/15/28	1,200,000	1,431,720
AGM	5.000%	11/15/29	1,500,000	1,777,380

Total Water & Sewer				23,915,996

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $202,639,743)				215,012,815

SHORT-TERM INVESTMENTS - 0.7%
MUNICIPAL BONDS - 0.7%
Health Care - 0.2%
California Statewide CDA Revenue:
Kaiser Permanente	0.770%	4/1/36	400,000	400,000	(g)(h)
Kaiser Permanente	0.770%	4/1/46	100,000	100,000	(g)(h)

Total Health Care				500,000

Water & Sewer - 0.2%
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.740%	7/1/37	200,000	200,000	(g)(h)
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	0.760%	11/1/34	200,000	200,000	(g)(h)

Total Water & Sewer				400,000

Utilities - 0.1%
Southern California State Public Power Authority Revenue, Magnolia Power Project, LOC-Wells Fargo Bank N.A.	0.740%	7/1/36	250,000	250,000	(g)(h)

Pollution Control - 0.1%
California State PCFA, Solid Waste Disposal Revenue, Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.930%	10/1/37	125,000	125,000	(g)(h)(i)

General Obligation - 0.1%
California State, GO, Kindergarten, LOC-Citibank N.A.	0.680%	5/1/34	200,000	200,000	(g)(h)

TOTAL MUNICIPAL BONDS (Cost - $1,475,000)				1,475,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $32,832)	0.934%		32,832	32,832

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,507,832)				1,507,832

TOTAL INVESTMENTS - 98.0% (Cost - $204,147,575)				216,520,647
Other Assets in Excess of Liabilities - 2.0%				4,336,481

TOTAL NET ASSETS - 100.0%				$220,857,128

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Security is purchased on a when-issued basis.

(e)	Maturity date shown represents the mandatory tender date.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(i)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration
GO	— General Obligation
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
PCFA	— Pollution Control Financing Authority
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	40	12/17	$6,206,653	$6,243,750	$37,097

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$215,012,815	—	$215,012,815
Short-Term Investments†:
Municipal Bonds	—	1,475,000	—	1,475,000
Money Market Funds	$32,832	—	—	32,832

Total Short-Term Investments	32,832	1,475,000	—	1,507,832

Total Investments	$32,832	$216,487,815	—	$216,520,647

Other Financial Instruments:
Futures Contracts	37,097	—	—	37,097

Total	$69,929	$216,487,815	—	$216,557,744

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017